Submission	Aug. 22, 2025
Submission [Line Items]
Central Index Key	0000725363
Registrant Name	CEL-SCI Corporation
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A